Segment Reporting - Summary of Group's Operating Segment Results (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Revenue	¥ 129,079	$ 18,458	¥ 133,125	¥ 134,598
Costs and expenses:
Cost of revenue	72,436	10,358	66,102	65,031
Selling, general and administrative	25,843	3,696	23,620	23,519
Research and development	20,433	2,922	22,133	24,192
Impairment of long-lived assets	16,190	2,315	0	0
Total costs and expenses	134,902	19,291	111,855	112,742
Operating income (loss)	(5,823)	(833)	21,270	21,856
Total other income (loss), net	12,539	1,793	7,352	3,342
Income (loss) before income taxes	6,716	960	28,622	25,198
Income tax expense	1,259	180	4,447	3,649
Net income (loss)	5,457	780	24,175	21,549
Less: net income (loss) attributable to noncontrolling interests	(132)	(19)	415	1,234
Net income (loss) attributable to Baidu, Inc.	5,589	799	23,760	20,315
Operating Segments | Baidu General Business
Segment Reporting Information [Line Items]
Revenue	102,485	14,655	104,712	103,465
Costs and expenses:
Cost of revenue	51,498	7,364	44,830	42,592
Selling, general and administrative	22,071	3,156	20,049	19,623
Research and development	18,770	2,684	20,355	22,425
Impairment of long-lived assets	16,190	2,315
Total costs and expenses	108,529	15,519	85,234	84,640
Operating income (loss)	(6,044)	(864)	19,478	18,825
Total other income (loss), net	12,828	1,834	8,311	4,298
Income (loss) before income taxes	6,784	970	27,789	23,123
Income tax expense	1,115	159	4,386	3,568
Net income (loss)	5,669	811	23,403	19,555
Less: net income (loss) attributable to noncontrolling interests	(22)	(3)	(28)	154
Net income (loss) attributable to Baidu, Inc.	5,691	814	23,431	19,401
Operating Segments | iQIYI
Segment Reporting Information [Line Items]
Revenue	27,290	3,902	29,225	31,873
Costs and expenses:
Cost of revenue	21,541	3,080	21,954	23,103
Selling, general and administrative	3,857	552	3,682	4,014
Research and development	1,663	238	1,778	1,767
Impairment of long-lived assets	0	0
Total costs and expenses	27,061	3,870	27,414	28,884
Operating income (loss)	229	32	1,811	2,989
Total other income (loss), net	(289)	(41)	(959)	(956)
Income (loss) before income taxes	(60)	(9)	852	2,033
Income tax expense	144	21	61	81
Net income (loss)	(204)	(30)	791	1,952
Less: net income (loss) attributable to noncontrolling interests	3	0	27	27
Net income (loss) attributable to Baidu, Inc.	(207)	(30)	764	1,925
Intersegment Eliminations & Adjustments
Segment Reporting Information [Line Items]
Revenue	(696)	(99)	(812)	(740)
Costs and expenses:
Cost of revenue	(603)	(86)	(682)	(664)
Selling, general and administrative	(85)	(12)	(111)	(118)
Research and development	0	0	0	0
Impairment of long-lived assets	0	0
Total costs and expenses	(688)	(98)	(793)	(782)
Operating income (loss)	(8)	(1)	(19)	42
Total other income (loss), net	0	0	0	0
Income (loss) before income taxes	(8)	(1)	(19)	42
Income tax expense	0	0	0	0
Net income (loss)	(8)	(1)	(19)	42
Less: net income (loss) attributable to noncontrolling interests	(113)	(16)	416	1,053
Net income (loss) attributable to Baidu, Inc.	¥ 105	$ 15	¥ (435)	¥ (1,011)